RESTRUCTURING (Details) (USD $)	12 Months Ended			38 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0	$ 214,000	$ 7,703,000	$ 5,400,000
Pre-tax exit costs				2,000,000
Restructuring Reserve [Roll Forward]
Expensed	0	214,000	7,703,000	5,400,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0	214,000	7,703,000	5,400,000
Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax exit costs				100,000
Personnel-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				1,000,000
Pre-tax exit costs				900,000
Restructuring Reserve [Roll Forward]
Expensed				1,000,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses				1,000,000
Other facilities-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				4,400,000
Pre-tax exit costs				1,000,000
Restructuring Reserve [Roll Forward]
Expensed				4,400,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses				4,400,000
Lease [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				4,000,000
Restructuring Reserve [Roll Forward]
Expensed				4,000,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses				4,000,000
Hammonton New Jersey [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	220,000
Adjustment	0
Cash payments	(220,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Hammonton New Jersey [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Hammonton New Jersey [Member] | Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	220,000
Cash payments	(220,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Hammonton New Jersey [Member] | Equipment removal and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	187,000
Adjustment	0
Cash payments	(187,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member] | Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	187,000
Adjustment	0
Cash payments	(187,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member] | Equipment removal and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Siding, Fencing and Stone [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0	112,000	2,445,000
Restructuring Reserve [Roll Forward]
Expensed	0	112,000	2,445,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0	112,000	2,445,000
Windows and Doors [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0	102,000	5,258,000
Restructuring Reserve [Roll Forward]
Expensed	0	102,000	5,258,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0	102,000	5,258,000
Restructuring and Related Cost, Incurred Cost		$ 111,000	$ 183,000